Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
At cost:
Buildings	205,425	217,137	31,050
Mechanical equipment	148,261	147,560	21,101
Motor vehicles	3,279	3,280	469
	356,965	367,977	52,620
Less: Accumulated depreciation	(111,553)	(131,775)	(18,844)
	245,412	236,202	33,776
Construction-in-progress	9,752	610	87
	255,164	236,812	33,863

Schedule of Carrying Amounts of Property and Equipment Pledged

The carrying amounts of property, plant and equipment pledged by the Company to secure loans (Note 12) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Buildings	152,935	156,730	22,412